Parnassus Funds & Parnassus Income Funds

Results of the Audit

January 28, 2021

The Audit Committee of the Parnassus Funds

One Market - Steuart Tower, Suite 1600

San Francisco, CA 94105

Dear Members of the Audit Committee:

In performing our audits of the financial statements and financial highlights of Parnassus Funds (comprised of Parnassus Fund, Parnassus Mid Cap Fund, and Parnassus Endeavor Fund) and the Parnassus Income Funds (comprised of Parnassus Core Equity Fund and Parnassus Fixed Income Fund) (collectively, the "Trusts") as of and for the year ended December 31, 2020 (the "financial statements"), in accordance with standards established by the Public Company Accounting Oversight Board (United States) (PCAOB), we have prepared the following comments to assist you in fulfilling your obligation to oversee the financial reporting and disclosure process for which management of the Company is responsible. These matters were communicated orally to Mr. Donald Boteler, Chairman of the Audit Committee, on January 28, 2021.

This report is intended solely for the information and use of the Audit Committee, management, and others within the organization and is not intended to be and should not be used by anyone other than these specified parties.

Yours truly,

DELOITTE & TOUCHE LLP

cc: The Management of the Parnassus Funds & Parnassus Income Funds

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Significant Accounting Policies and Practices

The Company's significant accounting policies and practices are set forth in Note 2 to the Company's 2020 financial statements. We are not aware of any significant changes in previously adopted accounting policies or their application during the year ended December 31, 2020.

We have evaluated the qualitative aspects of the Company's significant accounting policies and practices and accounting estimates and concluded that the policies are appropriate, adequately disclosed, and consistently applied by management

We are not aware of any significant accounting policies in areas where there is a lack of authoritative guidance or consensus or diversity in practice.

In assessing significant accounting policies and practices, we noted no bias in management's judgments about the amounts and disclosures in the financial statements.

Critical Accounting Policies, Practices, and Estimates

Critical accounting policies and practices are those accounting policies and practices that are both most important to the portrayal of the Company's financial condition and results and require management's most difficult, subjective, or complex judgments, often as a result of the need to make estimates about the effects of matters that are inherently uncertain. Critical accounting policies and practices are tailored to specific events in the current year, and the accounting policies and practices that are considered critical might change from year to year. The rules and regulations of the Securities and Exchange Commission require all critical accounting policies and practices to be disclosed in the "Management's Discussion and Analysis" section of the Company's annual report. Based on our assessment, we did not propose any significant modifications to those policies and practices identified as critical.

Critical accounting estimates are accounting estimates where the nature of the estimates is material due to the levels of subjectivity and judgment necessary to account for highly uncertain matters or the susceptibility of such matters to change and the impact of the estimates on financial condition or operating performance is material.

Our assessment of the Company's critical accounting policies, practices, and estimates has been attached to this report as Appendix A, including the reasons such policies and practices are considered critical and a description of how current and anticipated future events might affect the determination of whether such policies and practices are considered critical, if applicable. For critical accounting estimates, Appendix A includes a description of the process management used to develop the critical accounting estimates, management's significant assumptions used in the critical accounting estimates that have a high degree of subjectivity, and our conclusions regarding the reasonableness of the critical accounting estimates. Appendix A also includes, if applicable, significant changes management made to the processes to develop critical accounting estimates and significant assumptions, including management's reason for the changes and the effects of the changes on the financial statements.

Significant Unusual Transactions

A significant unusual transaction is a significant transaction that is outside the normal course of business for the Company or that otherwise appears to be unusual due to its timing, size, or nature. During the year ended December 31, 2020, we are not aware of any significant unusual transactions.

Financial Statement Presentation

We believe the financial statements, including the related notes, present fairly, in all material respects, the financial position of the Trusts as of December 31, 2020, and the results of the Trusts' operations and cash flows for the year then ended in conformity with accounting principles generally accepted in

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the United States of America. We also believe that the form, arrangement, and content of the financial statements and related notes are appropriate and that the information presented in the financial statements is classified and summarized in a reasonable manner and that the disclosures as written would enable intended users to understand the effects of material transactions and events. Finally, we believe the terminology used in the financial statements and the title of each financial statement is appropriate.

Alternative Accounting Treatments

We had no discussions with management regarding alternative accounting treatments within accounting principles generally accepted in the United States of America for policies and practices related to material items, including recognition, measurement, and disclosure considerations related to the accounting for specific transactions as well as general accounting policies, related to the period ended December 31, 2020.

Other Information in the Annual Reports to Shareholders and on Form N-CSR

When audited financial statements and financial highlights are included in documents containing other information, such as the Trusts' Annual Reports to Shareholders, we read such other information and consider whether it, or the manner of its presentation, is materially inconsistent with information, or the manner of its presentation, appearing in the financial statements audited by us. We will read the other information in the Trusts' Annual Reports to Shareholders and inquire as to the methods of measurement and presentation of such information. If we note a material inconsistency, or if we obtain any knowledge of a material misstatement of fact in the other information, we will discuss this matter with management and, if appropriate, with the Audit Committee

Consultation with Other Accountants

We are not aware of any consultations that management may have had with other accountants about significant auditing and accounting matters during the year ended December 31, 2020.

Related Parties

We have evaluated the Trusts' identification of, accounting for, and disclosure of its relationships and transactions with related parties. Based on our evaluation, we believe the Trusts have properly identified, accounted for, and disclosed its relationships and transactions with related parties in the financial statements.

Other Material Written Communications

A schedule listing those written communications that we believe constitute other material written communications between management and us related to the audit of the financial statements for the year ended December 31, 2020 has been attached to this report as Appendix B For those communications previously provided to you, we have indicated the date you were provided with such communication. For those communications not previously provided, a copy of such communication has been attached to this report.

The Auditor's Report

A draft of our auditor's report has been attached to this report as Appendix C.

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APPENDIX A

Critical Accounting Policies, Practices, and Estimates

Overview	Qualitative Assessment

Securities Valuation

As described in Note 3 of the financial statements, the Trusts' Board of Trustees has established policies and procedures for the daily valuation of investments by utilizing inputs (both observable and unobservable). The Trusts have included specific information regarding the assumptions utilized in the valuation of investments in Note 3 in the financial statements. As reflected in Note 3, management has disclosed valuation techniques for equity securities, fixed-income securities and community development investment programs.

The disclosure of the valuation inputs (observable and unobservable) and the valuation methodologies in Note 3 are critical as the investment value is dependent upon management's proper selection and application of such methodologies and inputs. We conclude that the policies and procedures utilized for the valuation of investments is reasonable. We have examined and detail tested 100% of the investments for valuation as of December 31, 2020.

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APPENDIX B

Schedule of Material Written Communications between Management and Us

Communication	Date of Communication

Attestation Engagement Letter for Rule 17Ad Report	July 29, 2020

Audit Engagement Letter	July 29, 2020

2020 Audit Service Plan	July 29, 2020

Communication in Accordance with PCAOB Rules 3524 & 3525	July 29, 2020

Report on Compliance with Rule 17Ad	November 20, 2020

Management Representation Letter — Rule 17Ad	November 20, 2020

Management Representation Letter — Audit	January 28, 2021

Internal Control Letter for Form NCEN for Parnassus Income Funds	January 28, 2021

Internal Control Letter for Form NCEN for Parnassus Funds	January 28, 2021

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January 28, 2021

Deloitte & Touche LLP

695 Town Center Dr #1000,

Costa Mesa, CA 92626, United States

We are providing this letter in connection with your audits of the financial statements of the Parnassus Funds (comprised of Parnassus Mid Cap Growth Fund, Parnassus Mid Cap Fund and Parnassus Endeavor Fund) and the Parnassus Income Funds (comprised of Parnassus Core Equity Fund and Parnassus Fixed Income Fund) (collectively the "Trusts") as of December 31, 2020, and the related statements of operations for the year then ended for Parnassus Mid Cap Growth Fund, Parnassus Mid Cap Fund, Parnassus Endeavor Fund, Parnassus Core Equity Fund, and Parnassus Fixed Income Fund, the statements of changes in net assets for each of the two years in the period then ended for Parnassus Mid Cap Growth Fund, Parnassus Mid Cap Fund, Parnassus Endeavor Fund, Parnassus Core Equity Fund and Parnassus Fixed Income, the financial highlights for each of the five years in the period then ended for the purpose of expressing an opinion as to whether the financial statements present fairly, in all material respects, the financial position, results of operations, changes in net assets, and the financial highlights of the Trusts in accordance with accounting principles generally accepted in the United States of America (GAAP).

We confirm that we are responsible for the following:

a.The preparation and fair presentation in the financial statements of financial position, results of operations, changes in net assets, and financial highlights in accordance with GAAP.

b.The design, implementation, and maintenance of internal control:

•Relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

•To prevent and detect fraud.

c.Establishing and maintaining effective internal control over financial reporting.

d.The other financial information included in the Form N-CSR

Certain representations in this letter are described as being limited to matters that are material. Items are considered material, regardless of size, if they involve an omission or misstatement of accounting information that, in light of surrounding circumstances, makes it probable that the judgment of a reasonable person relying on the information would be changed or influenced by the omission or misstatement.

We confirm, to the best of our knowledge and belief, the following representations made to you during your audits.

1.The financial statements and financial highlights referred to above are fairly presented in conformity with GAAP.

2.The Trusts have made available to you:

a.All relevant information and access as agreed in the terms of the audit engagement letter.

b.All financial records and related data, including the including the names of all related parties and all relationships and transactions with related parties

c.All minutes of the meetings of stockholders, directors/trustees, and committees of directors/trustees, or summaries of actions of recent meetings for which minutes have not yet been prepared.

1 Market Street, Suite 1600 San Francisco, CA 94105 | (800) 999-3505 | www.parnassus.com

d.Information relating to the Trusts' compliance with all statutes, laws, or regulations that have a direct effect on our financial statements.

e.All new or revised governance documents and agreements.

f.Information relating to contracts with and results of work by management's experts.

3.There have been no communications with regulatory agencies concerning noncompliance with or deficiencies in financial reporting practices which have been provided to you.

4.The Trusts have disclosed to you the results of management's risk assessment, including the assessment of the risk that the financial statements may be materially misstated as a result of fraud.

5.We have no knowledge of any fraud or suspected fraud affecting the Trusts involving:

a.Management

b.Employees who have significant roles in the trusts' internal control

c.Others, where the fraud could have a material effect on the financial statements

6.We have no knowledge of any allegations of fraud or suspected fraud affecting the trusts' financial statements communicated by employees, former employees, analysts, regulators, short sellers or others.

7.There are no unasserted claims or assessments that we are aware of or that legal counsel has advised us are probable of assertion and must be disclosed in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 450, Contingencies.

8.The Trusts have complied with the provisions of the Investment Company Act of 1940 (the "Act"), as amended, and the rules and regulations thereunder, and with the provisions of its prospectus and the requirements of the various Blue Sky laws under which the Trusts operate.

9.The methods, significant assumptions, and the data used by us in making the accounting estimates and the related disclosures are appropriate to achieve recognition, measurement, or disclosure that is in conformity with GAAP.

10.The Trusts have complied with the requirements of Subchapter M of the Internal Revenue Code of 1986 (IRC), as amended, through the date of this letter and intends to continue to so comply. Additionally, the Trusts intend to make sufficient distributions to eliminate any income tax liability. The Trusts, if applicable have properly identified all passive foreign investment companies, partnerships, and real estate investment trusts (REITs) that it holds, as well as all straddle positions that are open at the balance-sheet date.

11.The Trusts' shares have been issued and redeemed during the period in accordance with its registration statement and applicable regulation. The daily net asset value has been properly computed throughout the year in accordance with Rule 2a-4 of the Act for open-end funds (or Rule 2a-7 for money market funds) and was correctly applied in the computation of daily capital stock sale and redemption transaction.

12.The Trusts have complied with the provisions of their code of ethics.

13.All investments during the period were made in accordance with the investment policies stated in the current prospectus.

14.The Trusts qualify as investment companies in accordance with FASB ASC 946, Financial Services

— Investment Companies.

15.The Trusts did not make any commitments during the year as underwriter, nor did it engage in any transactions made on margin, in joint trading or in a joint investment account, or in selling short, other than those transactions that the Trusts are specifically authorized to engage in.

16.The Trusts, except to the extent indicated in its financial statements, did not own any securities of persons who are directly affiliated as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the "Act").

17.The status of the issuer accounting support fees owed to the Public Company Accounting Oversight Board (PCAOB) and the Financial Accounting Standards Board (FASB) as provided in Appendix A is accurate.

18.We have no outstanding past-due share of the issuer accounting support fees for any calendar year as provided in Appendix A.

19.The Trusts' did not make any commitments during the year as underwriter, nor did it engage in any transactions made on margin, in joint trading or in a joint investment account, or in selling short, other than those transactions that the Fund is specifically authorized to engage in.

20.We have complied with all applicable provisions of the Foreign Corrupt Practices Act.

21.The Trusts' final version of Form N-CSR containing the audited financial statements and your auditor's report thereon will be provided to you when available, and prior to its issuance.

Except where otherwise stated below, immaterial matters less than the amounts stated for each fund in Appendix B are not considered to be exceptions that require disclosure for the purpose of the following representations. These amounts are not necessarily indicative of amounts that would require adjustment to, or disclosure in, the financial statements.

22.There are no transactions that have not been properly recorded and reflected in the financial statements.

23.The Trusts have no plans or intentions that may affect the carrying value or classification of assets and liabilities.

24.We have disclosed to you any change in the Trusts' internal control over financial reporting that occurred during the Trusts' most recent fiscal year that has materially affected, or is reasonably likely to materially affect, the Trusts' internal control over financial reporting.

25.With regard to the fair value measurements and disclosures of certain assets, liabilities, and specific components of equity, such as equity investments and fixed income securities, we believe that:

a.Portfolio securities are stated at fair value as determined in accordance with the valuation method set forth in the current prospectus.

b.The measurement methods, including the related assumptions, used in determining fair value were appropriate, consistent with market participant assumptions where available without undue cost and effort, and were consistently applied in accordance with GAAP.

c.The completeness and adequacy of the disclosures related to fair values are in accordance with GAAP.

d.No events have occurred subsequent to December 31, 2020 that require adjustment to the fair value measurements and disclosures included in the financial statements.

26.The following, to the extent applicable, have been appropriately identified, properly accounted for, and disclosed in the financial statements:

a.Related-party transactions, including fees, commissions, sales, purchases, loans, transfers, leasing arrangements, side agreements, and guarantees (written or oral).

b.Restricted securities that may not be publicly sold without registration under the federal Securities Act of 1933.

c.Arrangements with financial institutions involving compensating balances or other arrangements involving restrictions on cash balances, line-of-credit, or similar arrangements.

d.All derivative financial instruments (e.g., futures, options, swaps), including outstanding commitments to purchase or sell securities under forward placement and standby commitments.

e.The proper classifications of securities held in the portfolio by industry and geography.

f.Financial instruments with significant individual or group concentration of credit risk, whether from an individual counterparty or group of counterparties.

g.Capital stock repurchase options or agreements or capital stock reserved for options, warrants, or other requirements.

h.The amounts receivable from or payable to related parties.

i.Guarantees, whether written or oral, under which the trusts are contingently liable.

j.Financial support that the Trusts have provided during the period presented to an investee, whether contractually required to do so or not, as well as financial support that the Trusts have not yet provided but is contractually required to provide to an investee.

27.The Trusts' assertion in the financial statements that transactions with related parties were conducted on terms equivalent to those prevailing in an arm's-length transaction is based on support that we have made available to you.

28.In preparing the financial statements in conformity with GAAP, management uses estimates. All estimates have been disclosed in the financial statements for which known information available prior to the issuance of the financial statements indicates that both of the following criteria are met:

a.It is reasonably possible that the estimate of the effect on the financial statements of a condition, situation, or set of circumstances that existed at the date of the financial statements will change in the near term due to one or more future confirming events.

b.The effect of the change would be material to the financial statements.

29.Risks associated with concentrations, based on information known to management, that meet all of the following criteria have been disclosed in the financial statements:

a.The concentration exists at the date of the financial statements.

b.The concentration makes the Trusts vulnerable to the risk of a near-term severe impact.

c.It is at least reasonably possible that the events that could cause the severe impact will occur in the near term.

30.There are no:

a.Instances of identified or suspected noncompliance with laws and regulations whose effects should be considered when preparing the financial statements.

b.Known actual or possible litigation and claims whose effects should be considered when preparing the financial statements that have not been disclosed to you and accounted for and disclosed in accordance with GAAP.

c.Other liabilities or gain or loss contingencies that are required to be accrued or disclosed by FASB ASC 450, Contingencies.

d.Side agreements or other arrangements (either written or oral) that have not been disclosed to you.

31.The Trusts have satisfactory title to all owned assets, and there are no liens or encumbrances on such assets, nor has any asset been pledged as collateral.

32.The Trusts have complied with all aspects of contractual agreements that may affect the financial statements in the event of non-compliance.

33.We have identified all uncertain tax positions, and the recognition and measurement of our uncertain tax positions is in accordance with FASB ASC 740, Income Taxes, and is based upon the facts, circumstances, and information available as of the reporting date. The disclosures related to the accounting for unrecognized tax benefits are complete and in accordance with FASB ASC 740.

34.We have made available to you all communications with tax authorities and/or communications with outside tax advisors.

35.We have complied with the reporting requirements of the U.S. Foreign Account Tax Compliance Act (FATCA) and have recorded all liabilities for payments made to noncompliant accounts (e.g., nonparticipating foreign financial institutions).

36.For the annual report for the year ended December 31, 2020 for Parnassus Mid Cap Growth Fund, Parnassus Endeavor Fund, Parnassus Mid Cap Fund, Parnassus Core Equity Fund and Parnassus Fixed Income Fund, we have presented one annual report encompassing all entities. Based on discussions with legal counsel, we continue to believe that this presentation is acceptable

37.There are no investments in issuers of which the Trusts' officers and directors own five percent or more of the securities.

38.The methods and significant assumptions used to determine the fair value of financial instruments are as follows: a 4% discount has been applied to Certificates of Deposit and Certificates of Deposit Account Registry Service and a 6% discount has been applied to Community Development Loans to reflect the associated early withdrawal penalties that would be charged to the Trusts upon early liquidation. We believe the methods and significant assumptions used result in a measure of approximate fair value appropriate for financial statement measurement and disclosure purposes in accordance with GAAP.

39.The Trusts have the ability to lend securities to approved financial institutions to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Trusts could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The Trusts have appropriately disclosed all securities that are included in the lending program as of December 31, 2020.

40.No events have occurred after December 31, 2020, but before the date through which subsequent events were evaluated, the date the financial statements were issued that require consideration as adjustments to, or disclosures, in the financial statements.

 Benjamin Allen

 Benjamin Allen (Jan 27, 2021 14:16 PST)

Benjamin Allen, President

Parnassus Investments

Parnassus Funds

Parnassus Income Funds

_____________________________________

/s/ Marc C Mahon

Marc C Mahon, Chief Financial Officer Parnassus Investments

Parnassus Funds Parnassus Income Funds

APPENDIX A

As of December 31, 2020

1. Parnassus Mid Cap Growth Fund

2020

PCAOB	FASB

161319	161319
Issuer Number:
04/16/2020	04/16/2020
Invoice Date:
P-161319-202	F-161319-203
Invoice Number:
$600.00	$100.00
Invoice Amount:
$600.00	$100.00
Amount Paid:
04/28/2020	04/28/2020
Date Paid:
$0.00	$0.00
Amount Past Due:

2.Parnassus Core Equity Fund

2020

PCAOB FASB

161322 161322

Issuer Number:

04/16/2020 04/16/2020

Invoice Date:

P-161322-202 F-161322-203

Invoice Number:

$11,000.00 $1,400.00

Invoice Amount:

$11,000.00 $1,400.00

Amount Paid:

04/28/2020 04/28/2020

Date Paid:

$0.00$0.00

Amount Past Due:

3. Parnassus Fixed Income Fund

2020

PCAOB	FASB

161320	161320
Issuer Number:
04/16/2020	04/16/2020
Invoice Date:
None	None
Invoice Number:
$0.00	$0.00
Invoice Amount:
$0.00	$0.00
Amount Paid:
None	None
Date Paid:
$0.00	$0.00
Amount Past Due:

4.Parnassus Endeavor Fund

2020

PCAOB FASB

258584 258584

Issuer Number:

04/16/2020 04/16/2020

Invoice Date:

P-258584-202 F-258584-203

Invoice Number:

$2,500.00 $300.00

Invoice Amount:

$2,500.00 $300.00

Amount Paid:

04/28/2020 04/28/2020

Date Paid:

$0.00$0.00

Amount Past Due:

5. Parnassus Mid Cap Fund

2020

PCAOB FASB

258586 258586

Issuer Number:

04/16/2020 04/16/2020

Invoice Date:

P-258586-202 F-258586-203

Invoice Number:

$2,500.00 $300.00

Invoice Amount:

$2,500.00 $300.00

Amount Paid:

04/28/2020 04/28/2020

Date Paid:

$0.00$0.00

Amount Past Due:

Threshold Amounts	APPENDIX B

As of December 31, 2020

Immaterial matters less than the threshold amount stated for each fund below are not considered to be exceptions that require disclosure for the purpose of the following representations.

Fund	Threshold Amount
Parnassus Mid Cap Growth Fund	$3,640,000
Parnassus Core Equity Fund	$72,800,000
Parnassus Fixed Income Fund	$1,160,000
Parnassus Endeavor Fund	$12,040,000
Parnassus Mid Cap Fund	$20,500,000

APPENDIX C

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Parnassus Funds and the Parnassus Income Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the Parnassus Funds (comprised of Parnassus Mid Cap Growth Fund (formerly known as Parnassus Fund), Parnassus Mid Cap Fund, and Parnassus Endeavor Fund) and the Parnassus Income Funds (comprised of Parnassus Core Equity Fund and Parnassus Fixed Income Fund) (collectively, the "Trusts"), including the portfolios of investments as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for Parnassus Mid Cap Growth Fund, Parnassus Mid Cap Fund, Parnassus Endeavor Fund, Parnassus Core Equity Fund, and Parnassus Fixed Income Fund, and the related notes.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts constituting the Parnassus Funds and the Parnassus Income Funds as of December 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Parnassus Mid Cap Growth Fund, Parnassus Mid Cap Fund, Parnassus Endeavor Fund, Parnassus Core Equity Fund, and Parnassus Fixed Income Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these Trusts' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California January 28, 2021

We have served as the Trusts' auditor since 1987.

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